Shareholders’ Equity - Schedule of Warrants Exercisable Into Ordinary Shares (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of December 31, 2025 (in Shares) | shares	10,530,784
Average exercise price per share	$ 12.6
Warrants exercisable as of December 31, 2025	$ 10,530,784
April 2022 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of December 31, 2025 (in Shares) | shares	40,000
Average exercise price per share	$ 3.61
Warrants exercisable as of December 31, 2025	$ 40,000
Exercisable through	August 2031
April 2022 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of December 31, 2025 (in Shares) | shares	5,193
Average exercise price per share	$ 12.6
Warrants exercisable as of December 31, 2025	$ 5,193
Exercisable through	April 2029
July 2022 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of December 31, 2025 (in Shares) | shares	1,298
Average exercise price per share	$ 12.6
Warrants exercisable as of December 31, 2025	$ 1,298
Exercisable through	April 2029
January 2024 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of December 31, 2025 (in Shares) | shares	1,181,191
Average exercise price per share	$ 5.5
Warrants exercisable as of December 31, 2025	$ 1,181,191
Exercisable through	January 2026 *) **)	[1],[2]
August 2024 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of December 31, 2025 (in Shares) | shares	1,676,588
Average exercise price per share	$ 3.61
Warrants exercisable as of December 31, 2025	$ 1,676,588
Exercisable through	August 2026 *) **)	[1],[2]
June 2025 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of December 31, 2025 (in Shares) | shares	7,626,514
Average exercise price per share	$ 4.5
Warrants exercisable as of December 31, 2025	$ 7,626,514
Exercisable through	June 2027 *) **)	[1],[2]

[1]	See Note 13.
[2]	See Note 10d.